Fees Summary	Dec. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 333,000
Previously Paid Amount	0.00
Total Fee Amount	45.99
Total Offset Amount	0.00
Net Fee	45.99
Narrative - Max Aggregate Offering Price	$ 333,000
Final Prospectus	true